CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Nov. 30, 2020
Debt Disclosure [Abstract]
Schedule Of Secured Convertible Debentures Allocation Of Purchase

The following table reflects the allocation of the purchase on December 7, 2016:

Subordinate Secured Debentures	Face Value
(CAD $1,399,000)	$1,041,835
Proceeds	1,041,835
Compound embedded derivative	(285,612)
Carrying value	$756,223